GAIN ON DISPOSAL OF SUBSIDIARY	12 Months Ended
Sep. 30, 2020
GAIN ON DISPOSAL OF SUBSIDIARY
GAIN ON DISPOSAL OF SUBSIDIARY

NOTE 17 – GAIN ON DISPOSAL OF SUBSIDIARY

On September 30, 2020, the Company sold all its equity interests of Wenzhou Zhenglong Ecommerce Co. Ltd (Zhenglong) with the consideration of RMB 4,500,000.  Zhenglong Ecommerce was incorporated on March 15, 2018 and was 90% owned by Zhejiang Zhengkang and 10% owned by a third-party individual. The operation of Zhenglong was at a very preliminary stage and had immaterial impact to the consolidated financials of the Company’s business. The Company considered ASC 810-10-40-5 to determine how to measure the gain on deconsolidation and recorded a gain of $536,612 on this disposal transaction.